Receivables - Reinsurance Recoverable, Net of Allowance for Credit Loss (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Receivables [Abstract]
Reinsurance recoverables on unpaid losses	$ 213,990	$ 212,610
Less: Allowance for expected credit losses	(327)	(361)
Reinsurance recoverable for unpaid claims and claims adjustments	213,663	212,249	$ 188,800	$ 182,124
Reinsurance recoverables on paid losses	12,592	14,507
Less: Allowance for expected credit losses	(558)	(3,673)
Reinsurance recoverable for paid claims and claims adjustments	12,034	10,834
Reinsurance recoverable for paid and unpaid claims and claims adjustments	$ 225,697	$ 223,083